Condensed Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net loss	$ (7,144)	$ (767)	$ (4,444)	$ (7,411)	$ (3,565)
Other comprehensive loss:
Foreign currency translation adjustments	(93)	(80)	(74)	(42)	(1)
Comprehensive loss	$ (7,237)	$ (847)	$ (4,518)	$ (7,453)	$ (3,566)